RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - TOTAL DERIVATIVE INSTRUMENTS (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	$ (3,210)	$ (2,192)
Total Net Derivative Instruments	(3,210)	(2,192)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2,894)	(1,991)
Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(301)	(155)
Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(15)	(46)
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	498	296
Derivative assets, Amounts Available for Offset	(153)	(150)
Derivative assets, Total Net Derivative Instruments	345	146
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	474	281
Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	24	9
Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		4
Accounts receivable and other | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		2
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	119	181
Derivative assets, Amounts Available for Offset	(60)	(146)
Derivative assets, Total Net Derivative Instruments	59	35
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	72	149
Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	47	25
Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		1
Deferred amounts and other assets | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		6
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1,234)	(1,130)
Derivative liabilities, Amounts Available for Offset	153	150
Derivative liabilities, Total Net Derivative Instruments	(1,081)	(980)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1,065)	(936)
Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(169)	(146)
Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(42)
Accounts payable and other | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(6)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2,593)	(1,539)
Derivative liabilities, Amounts Available for Offset	60	146
Derivative liabilities, Total Net Derivative Instruments	(2,533)	(1,393)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2,375)	(1,485)
Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(203)	(43)
Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(15)	(9)
Other long-term liabilities | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(2)
Forward currency contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2,718)	(1,383)
Total Net Derivative Instruments	(2,718)	(1,383)
Forward currency contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2,720)	(1,330)
Forward currency contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	17	(7)
Forward currency contracts | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(15)	(46)
Forward currency contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	47	143
Derivative assets, Amounts Available for Offset	(37)	(83)
Derivative assets, Total Net Derivative Instruments	10	60
Forward currency contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	47	138
Forward currency contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		1
Forward currency contracts | Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		4
Forward currency contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	62	145
Derivative assets, Amounts Available for Offset	(39)	(125)
Derivative assets, Total Net Derivative Instruments	23	20
Forward currency contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	39	143
Forward currency contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	23	1
Forward currency contracts | Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		1
Forward currency contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(615)	(359)
Derivative liabilities, Amounts Available for Offset	37	83
Derivative liabilities, Total Net Derivative Instruments	(578)	(276)
Forward currency contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(610)	(312)
Forward currency contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(5)	(5)
Forward currency contracts | Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(42)
Forward currency contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2,212)	(1,312)
Derivative liabilities, Amounts Available for Offset	39	125
Derivative liabilities, Total Net Derivative Instruments	(2,173)	(1,187)
Forward currency contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2,196)	(1,299)
Forward currency contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1)	(4)
Forward currency contracts | Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(15)	(9)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(515)	(348)
Total Net Derivative Instruments	(515)	(348)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(178)	(183)
Interest rate contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(337)	(165)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	22	8
Derivative assets, Amounts Available for Offset	(2)	(3)
Derivative assets, Total Net Derivative Instruments	20	5
Interest rate contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	22	6
Interest rate contracts | Accounts receivable and other | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		2
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	5	13
Derivative assets, Amounts Available for Offset		(2)
Derivative assets, Total Net Derivative Instruments	5	11
Interest rate contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	5	7
Interest rate contracts | Deferred amounts and other assets | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented		6
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(341)	(329)
Derivative liabilities, Amounts Available for Offset	2	3
Derivative liabilities, Total Net Derivative Instruments	(339)	(326)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(178)	(183)
Interest rate contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(163)	(140)
Interest rate contracts | Accounts payable and other | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(6)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(201)	(40)
Derivative liabilities, Amounts Available for Offset		2
Derivative liabilities, Total Net Derivative Instruments	(201)	(38)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		0
Interest rate contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(201)	(38)
Interest rate contracts | Other long-term liabilities | Fair Value Hedging | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(2)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	30	(457)
Total Net Derivative Instruments	30	(457)
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	9	(476)
Commodity contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	21	19
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	429	145
Derivative assets, Amounts Available for Offset	(114)	(64)
Derivative assets, Total Net Derivative Instruments	315	81
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	427	143
Commodity contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	2	2
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	52	23
Derivative assets, Amounts Available for Offset	(21)	(19)
Derivative assets, Total Net Derivative Instruments	31	4
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	33	6
Commodity contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	19	17
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(273)	(439)
Derivative liabilities, Amounts Available for Offset	114	64
Derivative liabilities, Total Net Derivative Instruments	(159)	(375)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(273)	(439)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(178)	(186)
Derivative liabilities, Amounts Available for Offset	21	19
Derivative liabilities, Total Net Derivative Instruments	(157)	(167)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(178)	(186)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(7)	(4)
Total Net Derivative Instruments	(7)	(4)
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(5)	(2)
Other contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2)	(2)
Other contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(5)	(3)
Derivative liabilities, Total Net Derivative Instruments	(5)	(3)
Other contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(4)	(2)
Other contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1)	(1)
Other contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2)	(1)
Derivative liabilities, Total Net Derivative Instruments	(2)	(1)
Other contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1)
Other contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	$ (1)	$ (1)